Note 17 - Dividends Paid (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2018 CAD ($) $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 CAD ($) $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.125		$ 0.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 19,074		$ 18,773
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | (per share)		$ 0.53125	$ 0.53125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3,188		$ 3,010